Long-term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt
Long-term debt consists of borrowings having an original maturity of one year or more. The table below presents the balance of long-term debt at December 31, 2014 and 2013, and the related contractual rates and maturity dates as of December 31, 2014.

	December 31
(Dollars in millions)	2014	2013
Notes issued by Bank of America Corporation
Senior notes:
Fixed, with a weighted-average rate of 4.67%, ranging from 1.25% to 8.83%, due 2015 to 2044	$113,069	$109,845
Floating, with a weighted-average rate of 1.32%, ranging from 0.09% to 4.98%, due 2015 to 2044	14,559	22,268
Senior structured notes	22,168	30,575
Subordinated notes:
Fixed, with a weighted-average rate of 4.91%, ranging from 0.80% to 10.20%, due 2015 to 2038	26,995	22,379
Floating, with a weighted-average rate of 0.97%, ranging from 0.01% to 3.16%, due 2016 to 2026	1,705	1,798
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to perpetual	6,722	6,685
Floating, with a weighted-average rate of 0.92%, ranging from 0.78% to 1.24%, due 2027 to 2056	553	553
Total notes issued by Bank of America Corporation	185,771	194,103
Notes issued by Bank of America, N.A. (1)
Senior notes:
Fixed, with a weighted-average rate of 1.98%, ranging from 0.08% to 7.72%, due 2015 to 2187	2,893	1,670
Floating, with a weighted-average rate of 0.60%, ranging from 0.36% to 0.70%, due 2015 to 2041	5,686	3,684
Subordinated notes:
Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036	4,921	4,876
Floating, with a weighted-average rate of 0.53%, ranging from 0.26% to 0.54%, due 2016 to 2019	1,401	1,401
Advances from Federal Home Loan Banks:
Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2015 to 2034	183	1,441
Floating, with a weighted-average rate of 0.26%, ranging from 0.24% to 0.30%, due 2015 to 2016	10,500	3,001
Securitizations and other BANA VIEs	9,882	13,367
Total notes issued by Bank of America, N.A.	35,466	29,440
Other debt
Senior notes:
Fixed, with a rate of 5.50%, due 2017 to 2021	1	194
Floating, with a rate of 1.88%, due 2015	21	115
Structured liabilities	15,971	16,913
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 7.14%, ranging from 7.00% to 7.28%, perpetual	339	340
Floating, with a rate of 0.86%, due 2027	66	66
Nonbank VIEs	3,425	6,081
Other	2,079	2,422
Total other debt	21,902	26,131
Total long-term debt	$243,139	$249,674

(1)	On October 1, 2014, FIA Card Services, N.A. was merged into Bank of America, N.A.
Bank of America Corporation and Bank of America, N.A. maintain various U.S. and non-U.S. debt programs to offer both senior and subordinated notes. The notes may be denominated in U.S. Dollars or foreign currencies. At December 31, 2014 and 2013, the amount of foreign currency-denominated debt translated into U.S. Dollars included in total long-term debt was $51.9 billion and $73.4 billion. Foreign currency contracts may be used to convert certain foreign currency-denominated debt into U.S. Dollars.
At December 31, 2014, long-term debt of consolidated VIEs in the table above included debt of credit card, home equity and all other VIEs of $8.4 billion, $1.1 billion and $3.8 billion, respectively. Long-term debt of VIEs is collateralized by the assets of the VIEs. For additional information, see Note 6 – Securitizations and Other Variable Interest Entities.
The weighted-average effective interest rates for total long-term debt (excluding senior structured notes), total fixed-rate debt and total floating-rate debt were 4.06 percent, 4.65 percent and 0.84 percent, respectively, at December 31, 2014 and 4.37 percent, 5.14 percent and 0.92 percent, respectively, at December 31, 2013. The Corporation’s ALM activities maintain an overall interest rate risk management strategy that incorporates the use of interest rate contracts to manage fluctuations in earnings that are caused by interest rate volatility. The Corporation’s goal is to manage interest rate sensitivity so that movements in interest rates do not significantly adversely affect earnings and capital. The weighted-average rates are the contractual interest rates on the debt and do not reflect the impacts of derivative transactions.
Certain senior structured notes are accounted for under the fair value option. For more information on these senior structured notes, see Note 21 – Fair Value Option.
The table below shows the carrying value for aggregate annual contractual maturities of long-term debt as of December 31, 2014. Included in the table are certain structured notes issued by the Corporation that contain provisions whereby the borrowings are redeemable at the option of the holder (put options) at specified dates prior to maturity. Other structured notes have coupon or repayment terms linked to the performance of debt or equity securities, indices, currencies or commodities, and the maturity may be accelerated based on the value of a referenced index or security. In both cases, the Corporation or a subsidiary may be required to settle the obligation for cash or other securities prior to the contractual maturity date. These borrowings are reflected in the table as maturing at their contractual maturity date.
During 2014, the Corporation had total long-term debt maturities and purchases of $53.7 billion consisting of $33.9 billion for Bank of America Corporation, $8.9 billion for Bank of America, N.A. and $10.9 billion of other debt. During 2013, the Corporation had total long-term debt maturities and purchases of $65.6 billion consisting of $39.3 billion for Bank of America Corporation, $16.0 billion for Bank of America, N.A. and $10.3 billion of other debt. In 2013, in a combination of tender offers, calls and open-market transactions, the Corporation purchased senior and subordinated long-term debt with a carrying value of $9.2 billion and recorded net losses of $59 million in connection with these transactions.

Long-term Debt by Maturity

(Dollars in millions)	2015	2016	2017	2018	2019	Thereafter	Total
Bank of America Corporation
Senior notes	$14,905	$17,373	$18,935	$20,006	$16,206	$40,203	$127,628
Senior structured notes	5,558	2,825	1,791	1,885	1,526	8,583	22,168
Subordinated notes	1,221	5,074	5,219	2,951	1,580	12,655	28,700
Junior subordinated notes	—	—	—	—	—	7,275	7,275
Total Bank of America Corporation	21,684	25,272	25,945	24,842	19,312	68,716	185,771
Bank of America, N.A. (1)
Senior notes	777	2,498	5,162	—	19	123	8,579
Subordinated notes	—	1,069	3,553	—	1	1,699	6,322
Advances from Federal Home Loan Banks	4,503	6,003	10	10	16	141	10,683
Securitizations and other Bank VIEs (2)	1,151	1,298	3,554	—	2,450	1,429	9,882
Total Bank of America, N.A.	6,431	10,868	12,279	10	2,486	3,392	35,466
Other debt
Senior notes	21	—	1	—	—	—	22
Structured liabilities	2,314	2,133	2,296	1,281	1,027	6,920	15,971
Junior subordinated notes	—	—	—	—	—	405	405
Nonbank VIEs (2)	20	348	255	102	27	2,673	3,425
Other	254	927	429	45	4	420	2,079
Total other debt	2,609	3,408	2,981	1,428	1,058	10,418	21,902
Total long-term debt	$30,724	$39,548	$41,205	$26,280	$22,856	$82,526	$243,139

(1)	On October 1, 2014, FIA Card Services, N.A. was merged into Bank of America, N.A.

(2)	Represents the total long-term debt included in the liabilities of consolidated VIEs on the Consolidated Balance Sheet.
Trust Preferred and Hybrid Securities
Trust preferred securities (Trust Securities) are primarily issued by trust companies (the Trusts) that are not consolidated. These Trust Securities are mandatorily redeemable preferred security obligations of the Trusts. The sole assets of the Trusts generally are junior subordinated deferrable interest notes of the Corporation or its subsidiaries (the Notes). The Trusts generally are 100 percent-owned finance subsidiaries of the Corporation. Obligations associated with the Notes are included in the long-term debt table on page 72.
Certain of the Trust Securities were issued at a discount and may be redeemed prior to maturity at the option of the Corporation. The Trusts generally have invested the proceeds of such Trust Securities in the Notes. Each issue of the Notes has an interest rate equal to the corresponding Trust Securities distribution rate. The Corporation has the right to defer payment of interest on the Notes at any time or from time to time for a period not exceeding five years provided that no extension period may extend beyond the stated maturity of the relevant Notes. During any such extension period, distributions on the Trust Securities will also be deferred and the Corporation’s ability to pay dividends on its common and preferred stock will be restricted.
The Trust Securities generally are subject to mandatory redemption upon repayment of the related Notes at their stated maturity dates or their earlier redemption at a redemption price equal to their liquidation amount plus accrued distributions to the date fixed for redemption and the premium, if any, paid by the Corporation upon concurrent repayment of the related Notes.
Periodic cash payments and payments upon liquidation or redemption with respect to Trust Securities are guaranteed by the Corporation or its subsidiaries to the extent of funds held by the Trusts (the Preferred Securities Guarantee). The Preferred Securities Guarantee, when taken together with the Corporation’s other obligations including its obligations under the Notes, generally will constitute a full and unconditional guarantee, on a subordinated basis, by the Corporation of payments due on the Trust Securities.
In 2013, the Corporation entered into various agreements with certain Trust Securities holders pursuant to which the Corporation paid $933 million in cash in exchange for $934 million aggregate liquidation amount of previously issued Trust Securities. Upon the exchange, the Corporation immediately surrendered the Trust Securities to the unconsolidated Trusts for cancellation, resulting in the cancellation of an equal amount of junior subordinated notes that had a carrying value of $934 million, resulting in an insignificant gain.
The Trust Securities Summary table details the outstanding Trust Securities and the related Notes previously issued which remained outstanding at December 31, 2014. For more information on Trust Securities for regulatory capital purposes, see Note 16 – Regulatory Requirements and Restrictions.

Trust Securities Summary
(Dollars in millions)
		December 31, 2014
Issuer	Issuance Date	Aggregate Principal Amount of Trust Securities	Aggregate Principal Amount of the Notes	Stated Maturity of the Trust Securities	Per Annum Interest Rate of the Notes	Interest Payment Dates	Redemption Period
Bank of America
Capital Trust VI	March 2005	$36	$37	March 2035	5.63%	Semi-Annual	Any time
Capital Trust VII (1)	August 2005	7	7	August 2035	5.25	Semi-Annual	Any time
Capital Trust VIII	August 2005	524	540	August 2035	6.00	Quarterly	On or after 8/25/10
Capital Trust XI	May 2006	658	678	May 2036	6.63	Semi-Annual	Any time
Capital Trust XV	May 2007	1	1	June 2056	3-mo. LIBOR +80 bps	Quarterly	On or after 6/01/37
NationsBank
Capital Trust III	February 1997	131	136	January 2027	3-mo. LIBOR +55 bps	Quarterly	On or after 1/15/07
BankAmerica
Capital III	January 1997	103	106	January 2027	3-mo. LIBOR +57 bps	Quarterly	On or after 1/15/02
Barnett
Capital III	January 1997	64	66	February 2027	3-mo. LIBOR +62.5 bps	Quarterly	On or after 2/01/07
Fleet
Capital Trust V	December 1998	79	82	December 2028	3-mo. LIBOR +100 bps	Quarterly	On or after 12/18/03
BankBoston
Capital Trust III	June 1997	53	55	June 2027	3-mo. LIBOR +75 bps	Quarterly	On or after 6/15/07
Capital Trust IV	June 1998	102	106	June 2028	3-mo. LIBOR +60 bps	Quarterly	On or after 6/08/03
MBNA
Capital Trust B	January 1997	70	73	February 2027	3-mo. LIBOR +80 bps	Quarterly	On or after 2/01/07
Countrywide
Capital III	June 1997	200	206	June 2027	8.05	Semi-Annual	Only under special event
Capital IV	April 2003	500	515	April 2033	6.75	Quarterly	On or after 4/11/08
Capital V	November 2006	1,495	1,496	November 2036	7.00	Quarterly	On or after 11/01/11
Merrill Lynch
Preferred Capital Trust III	January 1998	750	901	Perpetual	7.00	Quarterly	On or after 3/08
Preferred Capital Trust IV	June 1998	400	480	Perpetual	7.12	Quarterly	On or after 6/08
Preferred Capital Trust V	November 1998	850	1,021	Perpetual	7.28	Quarterly	On or after 9/08
Capital Trust I	December 2006	1,050	1,051	December 2066	6.45	Quarterly	On or after 12/11
Capital Trust II	May 2007	950	951	June 2067	6.45	Quarterly	On or after 6/12
Capital Trust III	August 2007	750	751	September 2067	7.375	Quarterly	On or after 9/12
Total		$8,773	$9,259

(1)	Notes are denominated in British Pound. Presentation currency is U.S. Dollar.